Investee Companies and other investments (Schedule of Composition of Advances on Account of Investments) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Advances on account of investments	€ 1,554
Total advances on account of investment	2,423	883
Manara PSP [Member]
Disclosure of associates [line items]
Advances on account of investments	869	883
Development of PV Projects of Italy [Member]
Disclosure of associates [line items]
Advances on account of investments	€ 1,554